Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Net income attributable to AerCap Holdings N.V.	$ 163,655		$ 172,224		$ 207,573	[1]
Other comprehensive income:
Net change in fair value of derivatives, net of tax of $715, $1,913 and $194, respectively	(1,360)	[2]	(13,518)	[2]	5,005	[2]
Net change in fair value of pension obligations, net of tax of nil, nil and $1,057, respectively	(4,528)	[3]
Total other comprehensive income:	(5,888)		(13,518)		5,005
Total comprehensive income	$ 157,767		$ 158,706		$ 212,578

[1]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.
[2]	In 2010, 2011 and 2012 we entered into interest rate swaps for which we achieved cash flow hedge accounting treatment. During these years no amounts were reclassified from accumulated other comprehensive (loss) income to the income statement.
[3]	We recognize as a component of other comprehensive (loss) income, the actuarial gains or losses that arise during the period.